S-K 1602, SPAC Registered Offerings	Mar. 09, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	the foregoing redemption rights, if we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our amended and restated memorandum and articles of association provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the shares sold in this offering without our prior consent.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	15 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share, as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, which we refer to as “Adjusted NTBVPS,” on a pro forma basis to give effect to this offering and the issuance of the private placement units, assuming the exercise in full and no exercise of the over-allotment option. Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. See the section titled “Dilution” on page 81 for more information.

As of December 31, 2025
Offering Price of $10.00 per Unit (as adjusted to $8.33 to include the value of the Share Rights)	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
Adjusted NTBVPS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.30	$5.60	$2.73	$4.61	$3.72	$3.05	$5.28	$0.21	$8.12
Assuming No Exercise of Over-Allotment Option
$6.28	$5.58	$2.75	$4.59	$3.74	$3.04	$5.29	$0.23	$8.10

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Breeze Sponsor II, LLC	$5,000 per month	Office space, administrative and shared personnel support services

Breeze Sponsor II, LLC	4,391,892 ordinary shares (or up to 5,050,676 ordinary shares if the underwriters’ over-allotment option is exercised in full)	$25,000

Breeze Sponsor II, LLC	447,500 private placement units to be purchased simultaneously with the closing of this offering (or 475,625 private placement units if the underwriters’ over-allotment option is exercised in full)	$4,475,000 (or $4,756,250 if the underwriters’ over-allotment option is exercised in full)

Breeze Sponsor II, LLC	Up to $300,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses

Breeze Sponsor II, LLC, our officers, directors, or our or their affiliates	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units at a price of $10.00 per unit at the option of the lender	Working capital loans to finance transaction costs in connection with an initial business combination

Breeze Sponsor II, LLC, our officers, directors, or our or their affiliates	Finder’s fees, advisory fees, consulting fees, success fees or salaries(1)

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

To the extent permitted by law, we may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions

(1)	Although no terms for any such arrangements have been determined and no written agreements exist with respect to such arrangements, if such compensation is substantial it could result in material dilution to the equity interests of the public ordinary shareholders.

SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder shares	The earlier of (A) six months after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the ordinary shares equals or exceeds $15.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.	Breeze Sponsor II, LLC J. Douglas Ramsey, Ph.D. Richard Cabell Charles Balch, M.D. Rick Baldwin Michael J. Pine Anthony Przybyslawski	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or Share Rights were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property; or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.
Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Private placement units (including underlying securities)	30 days after the completion of our initial business combination	Breeze Sponsor II, LLC J. Douglas Ramsey, Ph.D. Richard Cabell Charles Balch, M.D. Rick Baldwin Michael J. Pine Anthony Przybyslawski	Same as above.

Any units, Share Rights, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or rights	180 days from the date of this prospectus	Breeze Sponsor II, LLC J. Douglas Ramsey, Ph.D. Richard Cabell Charles Balch, M.D. Rick Baldwin Michael J. Pine Anthony Przybyslawski	We, our sponsor and our officers and directors have agreed that, for a period of 180 days from the date of this prospectus, we and they will not, without the prior written consent of the representative of the underwriters, offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, any units, Share Rights, shares or any other securities convertible into, or exercisable, or exchangeable for, shares, subject to certain exceptions. The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs.

Representative shares	180 days from the date of this prospectus	IBC	The representative that it will not sell, transfer, assign, pledge or hypothecate the representative’s shares for a period of 180 days following the date of this prospectus anyone other than: (i) an underwriter or a selected dealer participating in the offering, or (ii) an officer, partner, registered person, or affiliate of the representative or of any such underwriter or selected dealer, in each case in accordance with FINRA Conduct Rule 5110(e)(1).